PENSION BENEFITS (Details 12)	Oct. 31, 2012	Oct. 31, 2011
Asset allocations	100.00%	100.00%
Equity
Asset allocations	49.77%	62.86%
Fixed Income
Asset allocations	46.393%	35.92%
Cash Equivalents
Asset allocations	3.30%	1.22%